Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2018
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of prepayments and other current assets
Prepayments and other current assets consist of the following:

	As of December 31,
	2017	2018
	RMB	RMB
Rebate (1)	165,220	197,178
Deposits (2)	6,322	12,155
Value-added tax (“VAT”) recoverable	-	26,747
Employee advances (3)	748	3,608
Prepaid expenses	17,106	31,559
Interest receivables	8,620	3,399
Receivable from disposal of equity investees	7,608	-
Others	9,012	11,503

Prepayment and other current assets	214,636	286,149

(1)
Rebate represents amounts payable earned and receivable from suppliers upon reaching minimum purchase thresholds for a specified period. The rebates can be used to offset future purchases with the same supplier.

(2)	Deposits represent rental deposits and deposits paid to third-party vendors.
(3)	Employee advances represent cash advanced to online store managers for store daily operation, such as online store promotion activities.